Financial Instruments (Tables)	12 Months Ended
Feb. 29, 2024
Notes and other explanatory information [abstract]
The following table sets forth the Company’s financial assets measured at fair value by levels within the fair value hierarchy:

The following table sets forth the Company’s financial assets measured at fair value by levels within the fair value hierarchy:

			For the two years ended

	Level 1 $	Level 2 $	Level 3 $	Total $
Cash and cash equivalents
As of February 29, 2024	7,496,238	—	—	7,496,238
As of February 28, 2023	1,180,318	—	—	1,180,318
Long-term investments
As of February 29, 2024	—	—	132,988	132,988
As of February 28, 2023	—	—	83,060	83,060